CAPITAL STOCK AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK AND EARNINGS PER SHARE
Schedule of the weighted-average number of shares outstanding for basic and diluted loss per share

The weighted-average number of shares outstanding for basic and diluted loss per share is as follows:

(in thousands)

	Year ended	Year ended	For the period from April 30, 2019
	December 31, 2021	December 31, 2020	to December 31, 2019
Basic and diluted weighted average shares outstanding	180,722	96,716	68,279